Employee costs and share plans for employees, AstraZeneca 2014 Performance Share Plan (Details) - AstraZeneca 2014 Performance Share Plan EquityInstruments in Thousands	1 Months Ended										12 Months Ended
	Nov. 30, 2019 GBP (£) EquityInstruments	Aug. 31, 2019 GBP (£) EquityInstruments	May 31, 2019 GBP (£) EquityInstruments	Mar. 31, 2019 GBP (£) EquityInstruments	Aug. 31, 2018 GBP (£) EquityInstruments	May 31, 2018 GBP (£) EquityInstruments	Mar. 31, 2018 GBP (£) EquityInstruments	Aug. 31, 2017 GBP (£) EquityInstruments	May 31, 2017 GBP (£) EquityInstruments	Mar. 31, 2017 GBP (£) EquityInstruments	Dec. 31, 2014	Nov. 30, 2019 USD ($)	Aug. 31, 2019 USD ($)	May 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	May 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Aug. 31, 2017 USD ($)	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($)
Share plans
Plan term											10 years
Period of wait time until awards granted vest											3 years
Number of shares awarded	13	79	5	2,899	92	18	3,400	44	10	2,359
Weighted average fair value	£ 36.63	£ 36.40	£ 29.18	£ 31.44	£ 29.82	£ 26.51	£ 24.27	£ 22.34	£ 26.07	£ 24.40		$ 47.42	$ 44.28	$ 37.77	$ 42.00	$ 38.46	$ 36.42	$ 34.62	$ 29.11	$ 34.20	$ 30.88
Director
Share plans
Additional holding period that can be subject to achievement of performance conditions											2 years